Parent Company Only Financial Information - Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net loss:	$ (43)	$ (2,231)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	193	171
Net cash (used in) provided by operating activities	(2,615)	639
Cash flows from investing activities:
Net cash (used in)provided by investing activities	(99,645)	29,159
Cash flows from financing activities:
Net proceeds received from stock issuance		11,359
Net proceeds received from subordinated notes issuance	11,000
Payment of Dividend to Preferred Stock		(14)
Net cash provided by financing activities	93,189	9,067
Net Decrease in Cash	(9,071)	38,865
Cash and cash equivalents at beginning of year	59,344	20,479
Cash and cash equivalents at end of year	50,273	59,344
Accumulated other comprehensive loss, net change in unrealized gain on securities available for sale, net of taxes	929	108
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss:	(43)	(2,231)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in (income) loss of subsidiary	(584)	1,434
Change in other assets and other liabilities	(238)	(256)
Stock-based compensation expense	266	220
Net cash (used in) provided by operating activities	(599)	(833)
Cash flows from investing activities:
Dividends received from subsidiary		18,800
Cash received (paid) in acquisition	108	(34,676)
Investment to bank subsidiary, net ESOP	(19,000)
Net cash (used in)provided by investing activities	(18,892)	(15,876)
Cash flows from financing activities:
Net proceeds received from stock issuance		11,359
Net proceeds received from subordinated notes issuance	11,000
Payment of Dividend to Preferred Stock		(14)
Net cash provided by financing activities	11,000	11,345
Net Decrease in Cash	(8,491)	(5,364)
Cash and cash equivalents at beginning of year	11,671	17,035
Cash and cash equivalents at end of year	3,180	11,671
Accumulated other comprehensive loss, net change in unrealized gain on securities available for sale, net of taxes	(929)	(108)
Employee stock option expense from subsidiary	492	371
Employee stock ownership plan expense from subsidiary	$ 193	$ 171